RECEIVABLE ON ASSET DISPOSAL	12 Months Ended
Aug. 31, 2019
Disposal Group, Including Discontinued Operation, Assets [Abstract]
RECEIVABLE ON ASSET DISPOSAL

Receivable on Asset Disposal is comprised of $1,280,000 receivable from sales of two intangible assets, a Videomix APP and a movie copyright. The receivable amount from the sales of the movie copyright and the Videomix APP are $857,600 and $422,400, respectively. Refer to NOTE 14 for the subsequent collection of this receivable balance.